Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]
Euro to Colombian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (138)	$ (66)
Total hedges	65	41
Open position	(73)	(25)
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(99)	(108)
Total hedges	95	100
Open position	(4)	(8)
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(71)	(136)
Total hedges	65	112
Open position	(6)	(24)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(99)	(67)
Total hedges	86	31
Open position	(13)	(36)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(219)	(269)
Total hedges	180	268
Open position	(39)	(1)
Mexican peso to US dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(100)	(68)
Total hedges	71	50
Open position	(29)	(18)
US dollar to Argentinean peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(437)	(702)
Total hedges	0	206
Open position	(437)	(496)
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,832)	(1,955)
Total hedges	1,833	1,789
Open position	1	(166)
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(310)	(310)
Total hedges	291	249
Open position	(19)	(61)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(164)	(135)
Total hedges	129	129
Open position	(35)	(6)
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(87)	(125)
Total hedges	83	113
Open position	(4)	(12)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(546)	(615)
Total hedges	542	559
Open position	(4)	(56)
US dollar to Dominican peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(108)	(121)
Total hedges	26	0
Open position	(82)	(121)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(90)	(134)
Total hedges	100	111
Open position	10	(23)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,229)	(1,442)
Total hedges	1,282	1,436
Open position	53	(6)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(157)	(144)
Total hedges	152	135
Open position	(5)	(9)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(217)	(264)
Total hedges	209	276
Open position	(8)	12
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(224)	(196)
Total hedges	189	121
Open position	(35)	(75)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(146)	(121)
Total hedges	135	110
Open position	(11)	(11)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(394)	(305)
Total hedges	254	240
Open position	$ (140)	$ (65)

[1]	Amended to conform to 2023 presentation.